SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH SEPTEMBER 2002

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


09-05   CEE       100      12.3600      15.00 	     Weeden & Co
09-09	  " "      1600      12.5200      15.19             " "
09-10	  " "      1600      12.7000      15.46             " "
09-12	  " "      1500      12.6100      15.36             " "
09-16	  " "      1000      12.7500      15.24             " "
09-18	  " "      3000      12.7370      15.16             " "
09-20	  " "       100      12.5100      15.27             " "
09-23	  " "      2000      12.6010      15.08             " "
09-24	  " "       200      12.3500      14.94             " "
09-30   " "       200      12.2000      14.76             " "


The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          10/01/02